Note 4 - Summary of Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Legal	$ 10,723	$ 186,936	$ 51,120
Salaries	2,070	41,166
Patent expense	31,315	29,239	87,244
Research and development	14,600	8,128	6,089
Payroll taxes and employee benefits		6,222
Other	7,970	7,564	1,280
Accounting and tax expenses	20,600
	$ 87,278	$ 276,532	$ 145,733